Loss per share (Tables)	12 Months Ended
Oct. 31, 2023
Earnings per share [abstract]
Disclosure of detailed information about basic and diluted loss per share [Table Text Block]
	2023	2022	2021
Numerator
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$(2,691,670)	$(2,287,095)	$(1,012,978)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	490,310,376	451,177,796	422,613,046